LifePoints Funds, Target Date Series: Classes A, E, R1, R2, R3 and S

RUSSELL INVESTMENT COMPANY

Supplement dated December 5, 2007

TO PROSPECTUS DATED MARCH 1, 2007

As Supplemented through NOVEMBER 1, 2007

Effective on January 31, 2008 and as described in more detail below: (a) certain of the Underlying Funds in which the Target Date Funds invest (the “Current Underlying Funds”) will be replaced as underlying funds by other Russell Investment Company Funds (the “New Underlying Funds”) with the same investment objective, investment strategies and risks and (b) the asset allocation and asset allocation shift over time of the 2030 Strategy Fund and the 2040 Strategy Fund will be changed. The change in the asset allocation and the asset allocation shift over time are in response to Department of Labor regulations regarding qualified default investment options for employee benefit plans. The asset allocation set forth below also reflects the scheduled annual asset allocation changes for each Target Date Fund which will occur at the end of 2007.

Additionally, effective December 14, 2007, Class A Shares of the Target Date Funds will no longer be offered to new shareholders and Class E and Class S Shares may only be purchased by certain types of employee benefit plans as discussed in more detail below.

I.	On January 31, 2008, some of the Current Underlying Funds will be replaced as underlying funds by New Underlying Funds as follows:

Current Underlying Fund	New Underlying Fund

Diversified Equity Fund	Equity I Fund
Quantitative Equity Fund	Equity Q Fund
Special Growth Fund	Equity II Fund
International Securities Fund	International Fund
Multistrategy Bond Fund	Fixed Income III Fund

Each New Underlying Fund has the same investment objective, investment strategies and risks as the Current Underlying Fund which it replaces. The asset allocation of the 2010 Strategy Fund and the 2020 Strategy Fund to each New Underlying Fund will not change as a result of these changes. The asset allocation of the 2030 Strategy Fund and the 2040 Strategy Fund to each New Underlying Fund will change to increase their allocation to the Fixed Income III Fund and decrease their allocations to the other underlying funds proportionately.

Accordingly, except as may be restated below, effective on January 31, 2008, any references to the Underlying Funds will be changed as follows:

Diversified Equity Fund will be replaced by Equity I Fund.

Quantitative Equity Fund will be replaced by Equity Q Fund.

Special Growth Fund will be replaced by Equity II Fund.

International Securities Fund will be replaced by International Fund.

Multistrategy Bond Fund will be replaced by Fixed Income III Fund.

The Global Equity, Short Duration Bond, Real Estate Securities and Emerging Markets Funds will remain Underlying Funds.

II.	Effective January 31, 2008, the sections in the RISK/RETURN SUMMARY entitled “Investment Objective” and “Principal Investment Strategies” are replaced in their entirety as follows:

Investment Objective

Each of the following Russell Investment Company (“RIC”) LifePoints Funds (the “Funds”) has a non-fundamental investment objective. This means that each Fund’s investment objective may be changed by the Board of Trustees of a Fund without shareholder approval. If a Fund’s investment objective is changed by the Board of Trustees, the Prospectus will be supplemented to reflect the new investment objective. Each of the Funds is a “fund of funds” and invests only in the shares of other RIC funds. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice.

2010 Strategy Fund	Seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.

The Fund pursues this objective by investing in a diversified portfolio that, as of January 31, 2008, will consist of approximately 36% stock funds and 64% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund’s allocation to fixed income funds will be fixed at 68% in approximately the year 2010.

2020 Strategy Fund	Seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.

The Fund pursues this objective by investing in a diversified portfolio that, as of January 31, 2008 will consist of approximately 58% stock funds and 42% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund’s allocation to fixed income funds will be fixed at 68% in approximately the year 2020.

2030 Strategy Fund	Seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.

The Fund pursues this objective by investing in a diversified portfolio that, as of January 31, 2008, will consist of approximately 90% stock funds and 10% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund’s allocation to fixed income funds will be fixed at 68% in approximately the year 2030.

2040 Strategy Fund	Seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.

The Fund pursues this objective by investing in a diversified portfolio that, as of January 31, 2008, will consist of approximately 90% stock funds and 10% fixed income funds with an increasing allocation to fixed income funds over time. The Fund’s allocation to fixed income funds will be fixed at 68% in approximately the year 2040.

Principal Investment Strategies

Each of the Funds discussed in this Prospectus is a “fund of funds,” and seeks to achieve its objective by investing, at present, in the Class S Shares and Class Y Shares of several other RIC funds (the “Underlying Funds”) representing various asset classes. The allocation of each Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately the year indicated in the Fund name, the “target year,” at which time the allocation will remain fixed.

The following table shows the Funds’ allocation to underlying stock funds and fixed income funds effective as of January 31, 2008.

Asset Allocation	2010 Strategy Fund	2020 Strategy Fund	2030 Strategy Fund	2040 Strategy Fund
Underlying stock funds	36%	58%	90%	90%
Underlying fixed income funds	64%	42%	10%	10%

The following table shows the Underlying Funds in which each Fund invests and the approximate target allocation effective as of January 31, 2008 to each Underlying Fund.

Underlying Fund	2010 Strategy Fund	2020 Strategy Fund	2030 Strategy Fund	2040 Strategy Fund
Equity I Fund	9%	15%	23%	23%
Equity II Fund	2%	4%	6%	6%
Equity Q Fund	9%	14%	23%	23%
International Fund	8%	13%	20%	20%
Global Equity Fund	3%	4%	7%	7%
Short Duration Bond Fund	4%	0%	0%	0%
Fixed Income III Fund	60%	42%	10%	10%
Real Estate Securities Fund	3%	5%	6%	6%
Emerging Markets Fund	2%	3%	5%	5%

The following chart illustrates how the target asset allocation for the Funds becomes more conservative over time. At approximately the target year, the target allocations of each Fund to the Underlying Funds will be fixed and a Fund may, depending on the facts and circumstances at the time and contingent upon Board approval, continue to operate, be merged into another fund or be liquidated. The Board may liquidate or merge a Fund without shareholder approval.

III.	Effective January 31, 2008, the Annual Fund Operating Expenses table is restated as follows:

Annual Fund Operating Expenses#

(expenses that are deducted from Fund assets)

(% of net assets)

Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The Funds’ Net Annual Fund Operating Expenses ratios in the table below are based on the Funds’ total direct operating expense ratios plus a weighted average of the expense ratios of the Underlying Funds in which they invest. These Net Annual Fund Operating Expenses ratios may be higher or lower depending on the allocation of a Fund’s assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Funds.

	Advisory Fee	Distribution (12b-1) Fees*	Other Expenses**	Acquired (Underlying) Fund Fees and Expenses***	Total Annual Fund Operating Expenses##	Less Fee Waivers and Expense Reimbursements###	Net Annual Fund Operating Expenses##
Class A Shares
2010 Strategy Fund	0.20%	0.25%	2.53%	0.74%	3.72%	(2.73)%	0.99%
2020 Strategy Fund	0.20%	0.25%	1.41%	0.79%	2.65%	(1.61)%	1.04%
2030 Strategy Fund	0.20%	0.25%	1.62%	0.85%	2.92%	(1.82)%	1.10%
2040 Strategy Fund	0.20%	0.25%	1.78%	0.85%	3.08%	(1.98)%	1.10%
Class E Shares
2010 Strategy Fund	0.20%	0.00%	2.78%	0.74%	3.72%	(2.73)%	0.99%
2020 Strategy Fund	0.20%	0.00%	1.66%	0.79%	2.65%	(1.61)%	1.04%
2030 Strategy Fund	0.20%	0.00%	1.87%	0.85%	2.92%	(1.82)%	1.10%
2040 Strategy Fund	0.20%	0.00%	2.03%	0.85%	3.08%	(1.98)%	1.10%
Class S Shares
2010 Strategy Fund	0.20%	0.00%	2.53%	0.74%	3.47%	(2.73)%	0.74%
2020 Strategy Fund	0.20%	0.00%	1.41%	0.79%	2.40%	(1.61)%	0.79%
2030 Strategy Fund	0.20%	0.00%	1.62%	0.85%	2.67%	(1.82)%	0.85%
2040 Strategy Fund	0.20%	0.00%	1.78%	0.85%	2.83%	(1.98)%	0.85%
Class R1 Shares
2010 Strategy Fund	0.20%	0.00%	2.53%	0.74%	3.47%	(2.73)%	0.74%
2020 Strategy Fund	0.20%	0.00%	1.41%	0.79%	2.40%	(1.61)%	0.79%
2030 Strategy Fund	0.20%	0.00%	1.62%	0.85%	2.67%	(1.82)%	0.85%
2040 Strategy Fund	0.20%	0.00%	1.78%	0.85%	2.83%	(1.98)%	0.85%
Class R2 Shares
2010 Strategy Fund	0.20%	0.00%	2.78%	0.74%	3.72%	(2.73)%	0.99%
2020 Strategy Fund	0.20%	0.00%	1.66%	0.79%	2.65%	(1.61)%	1.04%
2030 Strategy Fund	0.20%	0.00%	1.87%	0.85%	2.92%	(1.82)%	1.10%
2040 Strategy Fund	0.20%	0.00%	2.03%	0.85%	3.08%	(1.98)%	1.10%
Class R3 Shares
2010 Strategy Fund	0.20%	0.25%	2.78%	0.74%	3.97%	(2.73)%	1.24%
2020 Strategy Fund	0.20%	0.25%	1.66%	0.79%	2.90%	(1.61)%	1.29%
2030 Strategy Fund	0.20%	0.25%	1.87%	0.85%	3.17%	(1.82)%	1.35%
2040 Strategy Fund	0.20%	0.25%	2.03%	0.85%	3.33%	(1.98)%	1.35%

*	Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A Shares of the Funds may not exceed 7.25% of total gross sales, subject to certain exclusions. This 7.25% limitation is imposed on the Class A Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A Shares may pay more than the economic equivalent of the maximum sales charges permitted by the FINRA.
**	“Other Expenses” includes a shareholder services fee of 0.25% of average daily net assets for Class E, Class R2 and Class R3 and an administrative fee of 0.05% of average daily net assets for all Classes of Shares.
***	In prior years, the Acquired (Underlying) Fund Fees and Expenses which reflect the proportionate share of the expenses of the Underlying Funds in which the Funds invest were set forth in a separate table under the discussion titled “Indirect Expenses.” These expenses are now included in the Annual Fund Operating Expenses of the Funds under the column “Acquired (Underlying) Fund Fees and Expense.”
#	If you purchase Shares through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.
##	Amounts have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Funds invest.
###	RIMCo, as investment adviser, has contractually agreed to waive, at least through February 29, 2008, its 0.20% advisory fee for each Fund. This waiver may not be terminated during the relevant period except at the Board’s discretion. RIMCo, as transfer agent, has agreed to waive its transfer agency fees and to reimburse the Funds for all direct operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, non-recurring expenses and extraordinary expenses.

Example

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for the one year period takes into account the effect of any current advisory fee waivers and transfer agency fee waivers and reimbursements contractually agreed to by RIMCo through February 29, 2008. The calculation of costs for the three year, five year and ten year periods takes such advisory fee waivers and transfer fee agency waivers and reimbursements into account only for the first year of the period.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares:
2010 Strategy Fund	$670	$1,409	$2,166	$4,146
2020 Strategy Fund	675	1,207	1,764	3,274
2030 Strategy Fund	681	1,265	1,873	3,509
2040 Strategy Fund	681	1,296	1,934	3,642
Class E Shares:
2010 Strategy Fund	$101	$884	$1,688	$3,790
2020 Strategy Fund	106	670	1,261	2,864
2030 Strategy Fund	112	732	1,377	3,112
2040 Strategy Fund	112	764	1,442	3,253
Class S Shares:
2010 Strategy Fund	$76	$811	$1,569	$3,565
2020 Strategy Fund	81	594	1,135	2,641
2020 Strategy Fund	87	656	1,252	2,868
2040 Strategy Fund	87	689	1,318	3,014
Class R1 Shares:
2010 Strategy Fund	$76	$811	$1,569	$3,565
2020 Strategy Fund	81	594	1,135	2,614
2030 Strategy Fund	87	656	1,252	2,868
2040 Strategy Fund	87	689	1,318	3,014
Class R2 Shares:
2010 Strategy Fund	$101	$884	$1,688	$3,790
2020 Strategy Fund	106	670	1,261	2,864
2030 Strategy Fund	112	732	1,377	3,112
2040 Strategy Fund	112	764	1,442	3,253
Class R3 Shares:
2010 Strategy Fund	$126	$958	$1,808	$4,009
2020 Strategy Fund	131	745	1,385	3,107
2030 Strategy Fund	137	807	1,501	3,350
2040 Strategy Fund	137	839	1,565	3,487

IV.	The 2040 Strategy Fund is added to the list of Funds in the section entitled “Principal Risks” for the following risks:

Fixed-Income Securities

Non-Investment Grade Fixed-Income Securities (High-Yield or “Junk Bonds”)

Government Issued or Guaranteed Securities

Mortgage or Asset Backed Securities

Non-U.S. Debt Securities

Instruments of U.S. and Foreign Banks and Foreign Corporations

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Leveraging Risk

The 2040 Strategy Fund is added to the list of Funds in the section entitled “Non-Principal Risks for the following:

Repurchase Agreements

Emerging Markets Debt

Municipal Obligations

V.	The following information is added to the section entitled “Choosing a Class of Shares to Buy”:

Class A Shares are not currently offered to new shareholders and may only be purchased by existing shareholders.

VI.	The first and second paragraphs in the section entitled “How to Purchase Shares” are deleted in their entirety and replaced with the following:

Class E, R1, R2, R3 and S Shares are available only to (1) employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund shares in plan level or omnibus accounts on behalf of participants or (2) separate accounts investing in the Funds offered to investors through a group annuity contract exempt from registration under the Securities Act of 1933. Class E, R1, R2, R3 and S Shares are not available to any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or individual 403(b) plans. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares.

36-08-169 (1 12/07) and 540839

RUSSELL INVESTMENT COMPANY*

Supplement dated December 5, 2007 to

STATEMENT OF ADDITIONAL INFORMATION

Funds of Funds

DATED MARCH 1, 2007

As Supplemented November 1, 2007

The following table on the front cover of the Russell Investment Company Funds of Funds Statement of Additional Information is deleted and replaced with the following:

FUND	INCEPTION DATE	PROSPECTUS DATE
Equity Growth Strategy**	September 30, 1997	March 1, 2007#
Growth Strategy***	September 16, 1997	March 1, 2007#
Balanced Strategy	September 16, 1997	March 1, 2007#
Moderate Strategy	October 2, 1997	March 1, 2007#
Conservative Strategy	November 7, 1997	March 1, 2007#
Tax-Managed Global Equity	February 1, 2000	March 1, 2007#
2010 Strategy Fund	January 1, 2005	March 1, 2007#
2020 Strategy Fund	January 1, 2005	March 1, 2007#
2030 Strategy Fund	January 1, 2005	March 1, 2007#
2040 Strategy Fund	January 1, 2005	March 1, 2007#

*	On July 1, 2006 Frank Russell Investment Company changed its name to Russell Investment Company.
**	On July 1, 2006 the Equity Aggressive Strategy Fund changed its name to the Equity Growth Strategy Fund.
***	On July 1, 2006 the Aggressive Strategy Fund changed its name to the Growth Strategy Fund.
#	As supplemented December 5, 2007.